DEBT - Additional Information (Details)				12 Months Ended				12 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended	42 Months Ended	57 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($) Rate	Feb. 07, 2013 USD ($)	Dec. 31, 2012 USD ($) Rate	Dec. 31, 2013 Minimum [Member] Rate	Dec. 31, 2013 Maximum [Member] Rate	Dec. 31, 2013 Mazo Facility [Member] USD ($)	Dec. 31, 2012 Mazo Facility [Member] USD ($)	Dec. 31, 2013 Golar Maria Facility [Member] USD ($)	Dec. 31, 2012 Golar Maria Facility [Member] USD ($)	Dec. 31, 2013 High yield bonds [Member] USD ($) Rate	Dec. 31, 2012 High yield bonds [Member] USD ($)	Dec. 31, 2013 High yield bonds [Member] Norway, Krone NOK	Dec. 31, 2013 High yield bonds [Member] United States of America, Dollars USD ($)	Dec. 31, 2012 Golar LNG vendor financing loan Golar Freeze [Member] USD ($) Rate	Oct. 19, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($) Rate	Nov. 30, 2008 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2013 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2012 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2017 Golar LNG Partners Credit Facility [Member] USD ($)	Sep. 30, 2008 Golar LNG Partners Credit Facility [Member]	Sep. 30, 2008 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2013 Golar Partners Operating credit facility [Member] USD ($) Rate	Dec. 31, 2012 Golar Partners Operating credit facility [Member] USD ($)	Dec. 31, 2013 Golar Partners Operating credit facility [Member] Term loan facility [Member] USD ($)	Dec. 31, 2013 Golar Partners Operating credit facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Golar Freeze facility USD ($)	Dec. 31, 2012 Golar Freeze facility USD ($)	Oct. 18, 2011 Golar Freeze facility USD ($)	Jun. 30, 2010 Golar Freeze facility USD ($)	Dec. 31, 2013 Golar Freeze facility Commercial Loan Tranche [Member]	May 30, 2015 Golar Freeze facility Commercial Loan Tranche [Member] USD ($)	Dec. 31, 2013 Golar Freeze facility Exportfinans Loan Tranche [Member] USD ($)		Dec. 31, 2013 NR Satu facility [Member] USD ($) Rate	Dec. 31, 2012 NR Satu facility [Member] USD ($)	Dec. 31, 2013 NR Satu facility [Member] Term loan facility [Member] USD ($)	Dec. 31, 2013 NR Satu facility [Member] Revolving Credit Facility [Member] USD ($)
Debt:
Debt, Long-term and Short-term, Combined Amount	$ 889,471,000		$ 704,519,000			$ 0	$ 13,521,000	$ 84,525,000	$ 0	$ 214,100,000	$ 233,804,000						$ 160,500,000	$ 247,500,000			$ 202,300,000	$ 215,000,000	$ 0			$ 74,646,000	$ 89,647,000	$ 108,000,000	$ 125,000,000					$ 140,700,000	$ 155,000,000
Long-term Debt, Current Maturities	(156,363,000)		(64,822,000)
Long-term Debt, Excluding Current Maturities	733,108,000		639,697,000
Total long term debt due to related parties	0		34,953,000
Long term debt including related parties	733,108,000		674,650,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	156,363,000
Long-term Debt and Due to Related Parties, Maturities, Repayments of Principal in Year Two	99,782,000
Long-term Debt and Due to Related Parties, Maturities, Repayments of Principal in Year Three	62,550,000
Long-term Debt and Due to Related Parties, Maturities, Repayments of Principal in Year Four	276,651,000
Long-term Debt and Due to Related Parties, Maturities, Repayments of Principal in Year Five	230,942,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	63,183,000
Total debt including related parties	889,471,000		739,472,000
Debt, Weighted Average Interest Rate	3.37%		3.93%
Maturity date						2013		2014-12-31		2017							2018					2018				2015/2018* [1]				2015-12-31 [1]		2018-12-31	[1]	2019
Line of Credit Facility, Maximum Borrowing Capacity						214,500,000		120,000,000									225,500,000				285,000,000	275,000,000		225,000,000	50,000,000							50,000,000		175,000,000		155,000,000	20,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		89,500,000						89,500,000
Line of Credit Facility, Interest Rate Description								LIBOR plus a 0.95% margin		three months NIBOR plus a margin of 5.20%							LIBOR plus a margin of 1.15%					LIBOR plus a margin of 3%				LIBOR plus a margin of 3%								LIBOR plus a margin of 3.5%
Balloon Payment								80,800,000						222,300,000	222,300,000		137,500,000					130,000,000									34,800,000					52,500,000
Debt Instrument, Face Amount												1,300,000,000	227,000,000		222,300,000
Debt Instrument, Basis Spread on Variable Rate				0.95%	3.50%					5.20%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																						1.20%												1.40%
Debt Instrument, Interest Rate, Stated Percentage										6.485%				6.75%	6.75%
Proceeds from Lines of Credit																250,000,000																			155,000,000
Number of vessels	5																			2	2
Line of Credit, Amount Facility Decreases																		2,500,000	5,500,000
Line of Credit Facility, Remaining Borrowing Capacity																	65,000,000								50,000,000
Term of Credit Facility																	ten years					5 years 0 months 0 days										eight years		7
Number of Tranches																						2				2								2
Minimum amount of cash and cash equivalents	$ 25,000,000

[1]	The Commercial Loan facility tranche matures in 2015 and the Exportfinans Loan facility tranche matures in 2018.